FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements Using
	Total Fair	Quoted Prices	Significant
	Value and	in Active	Other	Significant
	Carrying	Markets for	Observable	Unobservable
	Value on the	Identical Assets	Inputs	Inputs
At December 31, 2018	Balance Sheets	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	4,166	—	4,166	—
Foreign exchange option contracts	1	—	1	—
Interest rate swap	3,810	—	3,810	—
Total assets	7,977	—	7,977	—

Liabilities:
Foreign exchange forward contracts	13,480	—	13,480	—
Foreign exchange option contracts	218		218
Total liabilities	13,698	—	13,698	—

	Fair Value Measurements Using
	Total Fair	Quoted Prices	Significant
	Value and	in Active	Other	Significant
	Carrying	Markets for	Observable	Unobservable
	Value on the	Identical Assets	Inputs	Inputs
At December 31, 2017	Balance Sheets	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	12,316	—	12,316	—
Commodity hedge	3,416	—	3,416	—
Interest rate swap	11,379	—	11,379	—
Total assets	27,111	—	27,111	—

Liabilities:
Interest rate swap	1,359	—	1,359	—
Foreign exchange forward contracts	5,121	—	5,121	—
Total liabilities	6,480	—	6,480	—

Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2017		At December 31, 2018
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets— current	12,316	Derivative assets—current	4,166
Foreign exchange option contracts	Derivative assets— current	—	Derivative assets—current	1
Commodity hedge	Derivative assets—current	3,416	Derivative assets—current	—
Interest rate swap	Derivative assets— current	468	Derivative assets—current	594
Commodity hedge	Derivative assets— non-current	—	Derivative assets—non-current	—
Interest rate swap	Derivative assets—non-current	10,911	Derivative assets—non-current	3,216
	Total	27,111	Total	7,977

	Fair Value of Derivative Liabilities
	At December 31, 2017		At December 31, 2018
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities—current	5,120	Derivative liabilities—current	13,480
Foreign exchange option contracts	Derivative liabilities—current	—	Derivative liabilities—current	218
Warrants	Derivative liabilities—current	—	Derivative liabilities—current	—
Interest rate swap	Derivative liabilities—current	1,001	Derivative liabilities—current	—
Interest rate swap	Derivative liabilities—non-current	359	Derivative liabilities—non-current	—
	Total	6,480	Total	13,698

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2016	2017	2018
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives	4,798	(2,638)	(16,414)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives	—	—	(2,023)
Warrants	Gain (loss) on change in fair value of derivatives	24,554	711	—
Commodity hedge	Gain (loss) on change in fair value of derivatives	75	—	—
Interest rate swaption	Gain (loss) on change in fair value of derivatives	(4,335)	—	—
Interest rate swap	Gain (loss) on change in fair value of derivatives	2,230	1,655	(793)
	Total	27,322	(272)	(19,230)